Equity Investments - Additional Information (Detail) $ in Thousands, € in Millions	3 Months Ended		12 Months Ended
	Oct. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) Sheet	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Schedule of Equity Method Investments [Line Items]
Equity method investment		$ 746,600	$ 663,400	$ 746,600
Amortization expense due to fair value step-up			73,862	74,260	$ 72,423
Distributions from affiliates			40,602	15,132	53,738
Duferdofin Nucor S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment		258,200	$ 256,600	258,200
Period used for lag basis, in months			1 month
Equity method investment, ownership percentage			50.00%			50.00%
Equity method investments, share of net assets			$ 102,000
Basis difference due to the step-up to fair value of certain assets and liabilities			154,600
Step-up to fair value of equity method investment, portion related to identification of goodwill			81,200
Amortization expense due to fair value step-up			8,800	8,800	10,500
Due from related parties, noncurrent		38,200	$ 36,900	38,200		€ 35.0	€ 35.0
Notes receivable, related parties, interest rate			0.94%
Interest rate per year in excess of Euribor as of date of the notes			1.00%
Equity method investments notes payable with parent company, maturity date			Jan. 31, 2019
Impairment charge against investment		153,000
NuMit LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment		314,500	$ 325,100	314,500
Period used for lag basis, in months			1 month
Equity method investment, ownership percentage			50.00%			50.00%
Distributions from affiliates			$ 38,600	13,100	$ 52,700
Steel Technologies LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			100.00%			100.00%
Number of sheet processing facilities operated by Steel Technologies | Sheet			25
Hunter Ridge Energy Services LLC [Member]
Schedule of Equity Method Investments [Line Items]
Period used for lag basis, in months			1 month
Equity method investment sold, carrying amount			$ 133,300	135,900
Equity Method Investment Sales Price	$ 135,000
Equity method investment ownership percentage, percentage of investee's ownership interest sold	50.00%
Facility A [Member] | Duferdofin Nucor S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments credit facilities, amount			129,100			€ 122.5
Total amount outstanding under equity method investments credit facilities		$ 129,800	$ 112,700	$ 129,800		€ 107.0	€ 119.0
Guarantor obligation percentage of exposure in case of default			50.00%			50.00%
Line of credit facility, maturity period			Oct. 12, 2018